Note 15 - Mezzanine Equity and Stockholders' Equity (Deficiency) - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance (December 31, 2021)	$ 14,007	$ 5,210	$ 5,210
Net income attributable to and accretion of redeemable noncontrolling interest	(15)	(617)	(2,942)	$ (1,974)	$ (27)
Ending balance (December 31, 2022)	14,057		14,007	5,210
AvePoint EduTech PTE. LTD. [Member]
Beginning balance (December 31, 2021)	$ 14,007	$ 5,210	5,210
Issuance of redeemable noncontrolling interest in EduTech			5,794
Net income attributable to and accretion of redeemable noncontrolling interest			(401)
Other comprehensive income attributable to redeemable noncontrolling interest			61
Adjustment to present redemption value as of December 31, 2022			3,343
Ending balance (December 31, 2022)			$ 14,007	$ 5,210